LEASES - Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease cost:
Amortization of ROU assets	$ 252	$ 309
Interest on lease liabilities	73	89
Total Operating lease cost	325	398
Amortization of ROU assets	278	449
Interest on lease liabilities	45	81
Total finance lease cost	323	530
Total lease cost	$ 648	$ 928